Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2017	¥ 28,515,540	¥ 10,814,177	¥ 4,287,799	¥ 13,128,257	¥ 28,230,233	¥ 285,307
Profit/(loss) for the year	5,336,218	0	0	5,336,331	5,336,331	(113)
Other comprehensive income/(loss)	(7,014)	0	(7,014)	0	(7,014)	0
Total comprehensive (loss)/income for the year	5,329,204	0	(7,014)	5,336,331	5,329,317	(113)
Dividends proposed and approved	(3,247,144)	0	0	(3,247,144)	(3,247,144)	0
Forfeit of share option scheme	(13,004)	0	(13,004)	0	(13,004)	0
Exercise of share option	37,102	9,637	27,465	0	37,102	0
Dividends paid by subsidiaries to non-controlling interests	(6,457)	0	0	0	0	(6,457)
Appropriation of safety production fund	0	0	57,135	(57,135)	0	0
Transactions with non-controlling interests	(152,800)	0	9,559	0	9,559	(162,359)
Ending Balance at Dec. 31, 2018	30,462,441	10,823,814	4,361,940	15,160,309	30,346,063	116,378
Profit/(loss) for the year	2,227,165	0	0	2,215,728	2,215,728	11,437
Other comprehensive income/(loss)	7,449	0	7,449	0	7,449	0
Total comprehensive (loss)/income for the year	2,234,614	0	7,449	2,215,728	2,223,177	11,437
Dividends proposed and approved	(2,705,952)	0	0	(2,705,952)	(2,705,952)	0
Dividends paid by subsidiaries to non-controlling interests	(3,266)	0	0	0	0	(3,266)
Appropriation of safety production fund	0	0	2	(2)	0	0
Non-controlling interests of disposed subsidiary	6,011	0	0	0	0	6,011
Ending Balance at Dec. 31, 2019	29,993,848	10,823,814	4,369,391	14,670,083	29,863,288	130,560
Profit/(loss) for the year	656,398	0	0	645,072	645,072	11,326
Other comprehensive income/(loss)	(11,512)	0	(11,512)	0	(11,512)	0
Total comprehensive (loss)/income for the year	644,886	0	(11,512)	645,072	633,560	11,326
Dividends proposed and approved	(1,298,858)	0	0	(1,298,858)	(1,298,858)	0
Dividends paid by subsidiaries to non-controlling interests	(4,901)	0	0	0	0	(4,901)
Appropriation of safety production fund	0	0	88,460	(88,460)	0	0
Ending Balance at Dec. 31, 2020	¥ 29,334,975	¥ 10,823,814	¥ 4,446,339	¥ 13,927,837	¥ 29,197,990	¥ 136,985